Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Payables [Abstract]
Accrued expenses	$ 538	$ 901
Open debts	264	298
Trade payables	$ 802	$ 1,199